Accrued and Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued Liabilities, Current [Abstract]
Accrued expenses	$ 88,363	$ 62,567
Payroll and related accruals	53,864	49,563
Deferred revenue	50,642	27,296
Accrued royalties	19,925	17,600
Fair value of derivative instruments	14,518	12,911
Accrued earn-outs and milestone payments	6,127	9,806
Accrued interest on long-term debt	6,943	7,008
Preacquisition contingencies assumed in acquisition	135	5,493
Current portion of capital lease obligations	4,719	4,203
Total accrued and other liabilities	$ 245,236	$ 196,447